Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 36.62		$ 3.70
Risk-free interest rates	2.909%		1.73%
Risk-free interest rates, Minimum		2.07%
Risk-free interest rates, Maximum		2.60%
Expected exercise multiple	$ 2.2	$ 2.2	$ 2.2
Expected volatility	53.50%		60.40%
Expected volatility, Minimum		53.70%
Expected volatility, Maximum		55.49%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value per option granted	$ 34.57		$ 2.36
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share		$ 4.58
Weighted average fair value per option granted	$ 34.52	$ 3.03
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share		$ 11.64
Weighted average fair value per option granted	$ 34.59	$ 9.69